Shareholder Report	12 Months Ended
May 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Franklin Alternative Strategies Funds
Entity Central Index Key	0001535538
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Class A
Shareholder Report [Line Items]
Fund Name	K2 Alternative Strategies Fund
Class Name	Class A
Trading Symbol	FAAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about K2 Alternative Strategies Fund for the period June 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$247	2.40%
[1]
Expenses Paid, Amount	$ 247
Expense Ratio, Percent	2.40%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2025, Class A shares of K2 Alternative Strategies Fund returned 5.86%. The Fund compares its performance to the HFRX Global Hedge Fund Index and the ICE BofA U.S. 3-Month Treasury Bill Index, which returned 3.93% and 4.76%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
At the asset class level, long positioning in equities drove gains, led by the industrials and utilities sectors. Long fixed income positioning substantially bolstered performance. Key contributors included the consumer discretionary sector and emerging market sovereign bonds.

↑
Relative Value and Long Short Equity were the largest strategy contributors. Long fixed income positioning drove gains for relative value. Within Long Short Equity, long equity positioning in the industrials sector led contribution.

↑
Long Short Equity subadvisor ActusRay was the largest contributor, driven by long equity positioning, especially in industrials. Global Macro subadvisor CFM was also as a key contributor on the strength of long positioning in developed market equity indexes and short commodities positioning.

Top detractors from performance:
↓
Among asset classes, currency positioning weighed the most on returns, owing in large part to hedges against the Swiss franc and Mexican peso longs. Commodity positioning (short overall) and interest rate positioning (long) also detracted, though more modestly.

↓
All four primary strategies contributed to performance, but the Strategic Overlay, which was active across the period under review, was an overall detractor, due primarily to long positioning in Nasdaq 100 Index futures.

↓
Only two of the 11 subadvisors, Global Macro’s Graham and Long Short Equity’s Jennison, detracted. Commodity (short overall) and fixed income (long) positioning weighed on returns for Graham. Long equity positioning in the pharmaceuticals, biotechnology and life sciences industry drove losses for health care-focused Jennison.

Use of derivatives and the impact on performance:
Derivatives make up a significant portion of the Fund’s holdings across multiple asset classes and security types. During the period, derivatives were a key contributor to performance, as gains from equity total return swaps and equity index futures, outweighed losses from credit default swaps, foreign exchange forward contracts, fixed income and commodity futures.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2025

	1 Year	5 Year	10 Year
Class A	5.86	3.76	2.54
Class A (with sales charge)	0.03	2.59	1.96
MSCI All Country World Index-NR	13.65	13.37	9.25
HFRX Global Hedge Fund Index	3.93	3.66	1.87
ICE BofA U.S. 3-Month Treasury Bill Index	4.76	2.70	1.94

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 521,108,157
Holdings Count | $ / shares	886	[2]
Advisory Fees Paid, Amount	$ 8,107,491
Investment Company Portfolio Turnover	266.59%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$521,108,157
Total Number of Portfolio Holdings*	886
Total Management Fee Paid	$8,107,491
Portfolio Turnover Rate	266.59%
[2]
Holdings [Text Block]

Strategy Allocation (% of Total Net Assets)	Long Positions	Short Positions
Long Short Equity	47.0	-31.6
Relative Value	52.8	-33.1
Event Driven	7.0	-4.4
Global Macro	109.3	-182.2
Strategic Overlay	2.0	0.0
Total	218.1	-251.3

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective June 3, 2024, Lillian C. Knight and Art Vinokur were added as portfolio managers of the Fund. Effective September 30, 2024, Brooks Ritchey and Anthony Zanolla stepped down as portfolio managers of the Fund.
This is a summary of certain changes and certain planned changes to the Fund since June 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2025 at https://www.franklintempleton.com/regulatory-fund-documents or upon request at
(800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	K2 Alternative Strategies Fund
Class Name	Class C
Trading Symbol	FASCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about K2 Alternative Strategies Fund for the period June 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$323	3.15%
[3]
Expenses Paid, Amount	$ 323
Expense Ratio, Percent	3.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2025, Class C shares of K2 Alternative Strategies Fund returned 5.04%. The Fund compares its performance to the HFRX Global Hedge Fund Index and the ICE BofA U.S. 3-Month Treasury Bill Index, which returned 3.93% and 4.76%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
At the asset class level, long positioning in equities drove gains, led by the industrials and utilities sectors. Long fixed income positioning substantially bolstered performance. Key contributors included the consumer discretionary sector and emerging market sovereign bonds.

↑
Relative Value and Long Short Equity were the largest strategy contributors. Long fixed income positioning drove gains for relative value. Within Long Short Equity, long equity positioning in the industrials sector led contribution.

↑
Long Short Equity subadvisor ActusRay was the largest contributor, driven by long equity positioning, especially in industrials. Global Macro subadvisor CFM was also as a key contributor on the strength of long positioning in developed market equity indexes and short commodities positioning.

Top detractors from performance:
↓
Among asset classes, currency positioning weighed the most on returns, owing in large part to hedges against the Swiss franc and Mexican peso longs. Commodity positioning (short overall) and interest rate positioning (long) also detracted, though more modestly.

↓
All four primary strategies contributed to performance, but the Strategic Overlay, which was active across the period under review, was an overall detractor, due primarily to long positioning in Nasdaq 100 Index futures.

↓
Only two of the 11 subadvisors, Global Macro’s Graham and Long Short Equity’s Jennison, detracted. Commodity (short overall) and fixed income (long) positioning weighed on returns for Graham. Long equity positioning in the pharmaceuticals, biotechnology and life sciences industry drove losses for health care-focused Jennison.

Use of derivatives and the impact on performance:
Derivatives make up a significant portion of the Fund’s holdings across multiple asset classes and security types. During the period, derivatives were a key contributor to performance, as gains from equity total return swaps and equity index futures, outweighed losses from credit default swaps, foreign exchange forward contracts, fixed income and commodity futures.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2025

	1 Year	5 Year	10 Year
Class C	5.04	2.98	1.77
Class C (with sales charge)	4.09	2.98	1.77
MSCI All Country World Index-NR	13.65	13.37	9.25
HFRX Global Hedge Fund Index	3.93	3.66	1.87
ICE BofA U.S. 3-Month Treasury Bill Index	4.76	2.70	1.94

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 521,108,157
Holdings Count | $ / shares	886	[4]
Advisory Fees Paid, Amount	$ 8,107,491
Investment Company Portfolio Turnover	266.59%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$521,108,157
Total Number of Portfolio Holdings*	886
Total Management Fee Paid	$8,107,491
Portfolio Turnover Rate	266.59%
[4]
Holdings [Text Block]

Strategy Allocation (% of Total Net Assets)	Long Positions	Short Positions
Long Short Equity	47.0	-31.6
Relative Value	52.8	-33.1
Event Driven	7.0	-4.4
Global Macro	109.3	-182.2
Strategic Overlay	2.0	0.0
Total	218.1	-251.3

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective June 3, 2024, Lillian C. Knight and Art Vinokur were added as portfolio managers of the Fund. Effective September 30, 2024, Brooks Ritchey and Anthony Zanolla stepped down as portfolio managers of the Fund.
This is a summary of certain changes and certain planned changes to the Fund since June 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2025 at https://www.franklintempleton.com/regulatory-fund-documents or upon request at
(800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	K2 Alternative Strategies Fund
Class Name	Class R
Trading Symbol	FSKKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about K2 Alternative Strategies Fund for the period June 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$272	2.65%
[5]
Expenses Paid, Amount	$ 272
Expense Ratio, Percent	2.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2025, Class R shares of K2 Alternative Strategies Fund returned 5.40%. The Fund compares its performance to the HFRX Global Hedge Fund Index and the ICE BofA U.S. 3-Month Treasury Bill Index, which returned 3.93% and 4.76%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
At the asset class level, long positioning in equities drove gains, led by the industrials and utilities sectors. Long fixed income positioning substantially bolstered performance. Key contributors included the consumer discretionary sector and emerging market sovereign bonds.

↑
Relative Value and Long Short Equity were the largest strategy contributors. Long fixed income positioning drove gains for relative value. Within Long Short Equity, long equity positioning in the industrials sector led contribution.

↑
Long Short Equity subadvisor ActusRay was the largest contributor, driven by long equity positioning, especially in industrials. Global Macro subadvisor CFM was also as a key contributor on the strength of long positioning in developed market equity indexes and short commodities positioning.

Top detractors from performance:
↓
Among asset classes, currency positioning weighed the most on returns, owing in large part to hedges against the Swiss franc and Mexican peso longs. Commodity positioning (short overall) and interest rate positioning (long) also detracted, though more modestly.

↓
All four primary strategies contributed to performance, but the Strategic Overlay, which was active across the period under review, was an overall detractor, due primarily to long positioning in Nasdaq 100 Index futures.

↓
Only two of the 11 subadvisors, Global Macro’s Graham and Long Short Equity’s Jennison, detracted. Commodity (short overall) and fixed income (long) positioning weighed on returns for Graham. Long equity positioning in the pharmaceuticals, biotechnology and life sciences industry drove losses for health care-focused Jennison.

Use of derivatives and the impact on performance:
Derivatives make up a significant portion of the Fund’s holdings across multiple asset classes and security types. During the period, derivatives were a key contributor to performance, as gains from equity total return swaps and equity index futures, outweighed losses from credit default swaps, foreign exchange forward contracts, fixed income and commodity futures.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2025

	1 Year	5 Year	10 Year
Class R	5.40	3.47	2.20
MSCI All Country World Index-NR	13.65	13.37	9.25
HFRX Global Hedge Fund Index	3.93	3.66	1.87
ICE BofA U.S. 3-Month Treasury Bill Index	4.76	2.70	1.94

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 521,108,157
Holdings Count | $ / shares	886	[6]
Advisory Fees Paid, Amount	$ 8,107,491
Investment Company Portfolio Turnover	266.59%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$521,108,157
Total Number of Portfolio Holdings*	886
Total Management Fee Paid	$8,107,491
Portfolio Turnover Rate	266.59%
[6]
Holdings [Text Block]

Strategy Allocation (% of Total Net Assets)	Long Positions	Short Positions
Long Short Equity	47.0	-31.6
Relative Value	52.8	-33.1
Event Driven	7.0	-4.4
Global Macro	109.3	-182.2
Strategic Overlay	2.0	0.0
Total	218.1	-251.3

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective June 3, 2024, Lillian C. Knight and Art Vinokur were added as portfolio managers of the Fund. Effective September 30, 2024, Brooks Ritchey and Anthony Zanolla stepped down as portfolio managers of the Fund.
This is a summary of certain changes and certain planned changes to the Fund since June 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2025 at https://www.franklintempleton.com/regulatory-fund-documents or upon request at
(800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	K2 Alternative Strategies Fund
Class Name	Class R6
Trading Symbol	FASRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about K2 Alternative Strategies Fund for the period June 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$218	2.12%
[7]
Expenses Paid, Amount	$ 218
Expense Ratio, Percent	2.12%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2025, Class R6 shares of K2 Alternative Strategies Fund returned 6.08%. The Fund compares its performance to the HFRX Global Hedge Fund Index and the ICE BofA U.S. 3-Month Treasury Bill Index, which returned 3.93% and 4.76%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
At the asset class level, long positioning in equities drove gains, led by the industrials and utilities sectors. Long fixed income positioning substantially bolstered performance. Key contributors included the consumer discretionary sector and emerging market sovereign bonds.

↑
Relative Value and Long Short Equity were the largest strategy contributors. Long fixed income positioning drove gains for relative value. Within Long Short Equity, long equity positioning in the industrials sector led contribution.

↑
Long Short Equity subadvisor ActusRay was the largest contributor, driven by long equity positioning, especially in industrials. Global Macro subadvisor CFM was also as a key contributor on the strength of long positioning in developed market equity indexes and short commodities positioning.

Top detractors from performance:
↓
Among asset classes, currency positioning weighed the most on returns, owing in large part to hedges against the Swiss franc and Mexican peso longs. Commodity positioning (short overall) and interest rate positioning (long) also detracted, though more modestly.

↓
All four primary strategies contributed to performance, but the Strategic Overlay, which was active across the period under review, was an overall detractor, due primarily to long positioning in Nasdaq 100 Index futures.

↓
Only two of the 11 subadvisors, Global Macro’s Graham and Long Short Equity’s Jennison, detracted. Commodity (short overall) and fixed income (long) positioning weighed on returns for Graham. Long equity positioning in the pharmaceuticals, biotechnology and life sciences industry drove losses for health care-focused Jennison.

Use of derivatives and the impact on performance:
Derivatives make up a significant portion of the Fund’s holdings across multiple asset classes and security types. During the period, derivatives were a key contributor to performance, as gains from equity total return swaps and equity index futures, outweighed losses from credit default swaps, foreign exchange forward contracts, fixed income and commodity futures.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2025

	1 Year	5 Year	10 Year
Class R6	6.08	4.06	2.90
MSCI All Country World Index-NR	13.65	13.37	9.25
HFRX Global Hedge Fund Index	3.93	3.66	1.87
ICE BofA U.S. 3-Month Treasury Bill Index	4.76	2.70	1.94

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 521,108,157
Holdings Count | $ / shares	886	[8]
Advisory Fees Paid, Amount	$ 8,107,491
Investment Company Portfolio Turnover	266.59%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$521,108,157
Total Number of Portfolio Holdings*	886
Total Management Fee Paid	$8,107,491
Portfolio Turnover Rate	266.59%
[8]
Holdings [Text Block]

Strategy Allocation (% of Total Net Assets)	Long Positions	Short Positions
Long Short Equity	47.0	-31.6
Relative Value	52.8	-33.1
Event Driven	7.0	-4.4
Global Macro	109.3	-182.2
Strategic Overlay	2.0	0.0
Total	218.1	-251.3

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective June 3, 2024, Lillian C. Knight and Art Vinokur were added as portfolio managers of the Fund. Effective September 30, 2024, Brooks Ritchey and Anthony Zanolla stepped down as portfolio managers of the Fund.
This is a summary of certain changes and certain planned changes to the Fund since June 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2025 at https://www.franklintempleton.com/regulatory-fund-documents or upon request at
(800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	K2 Alternative Strategies Fund
Class Name	Advisor Class
Trading Symbol	FABZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about K2 Alternative Strategies Fund for the period June 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$221	2.15%
[9]
Expenses Paid, Amount	$ 221
Expense Ratio, Percent	2.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2025, Advisor Class shares of K2 Alternative Strategies Fund returned 6.01%. The Fund compares its performance to the HFRX Global Hedge Fund Index and the ICE BofA U.S. 3-Month Treasury Bill Index, which returned 3.93% and 4.76%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
At the asset class level, long positioning in equities drove gains, led by the industrials and utilities sectors. Long fixed income positioning substantially bolstered performance. Key contributors included the consumer discretionary sector and emerging market sovereign bonds.

↑
Relative Value and Long Short Equity were the largest strategy contributors. Long fixed income positioning drove gains for relative value. Within Long Short Equity, long equity positioning in the industrials sector led contribution.

↑
Long Short Equity subadvisor ActusRay was the largest contributor, driven by long equity positioning, especially in industrials. Global Macro subadvisor CFM was also as a key contributor on the strength of long positioning in developed market equity indexes and short commodities positioning.

Top detractors from performance:
↓
Among asset classes, currency positioning weighed the most on returns, owing in large part to hedges against the Swiss franc and Mexican peso longs. Commodity positioning (short overall) and interest rate positioning (long) also detracted, though more modestly.

↓
All four primary strategies contributed to performance, but the Strategic Overlay, which was active across the period under review, was an overall detractor, due primarily to long positioning in Nasdaq 100 Index futures.

↓
Only two of the 11 subadvisors, Global Macro’s Graham and Long Short Equity’s Jennison, detracted. Commodity (short overall) and fixed income (long) positioning weighed on returns for Graham. Long equity positioning in the pharmaceuticals, biotechnology and life sciences industry drove losses for health care-focused Jennison.

Use of derivatives and the impact on performance:
Derivatives make up a significant portion of the Fund’s holdings across multiple asset classes and security types. During the period, derivatives were a key contributor to performance, as gains from equity total return swaps and equity index futures, outweighed losses from credit default swaps, foreign exchange forward contracts, fixed income and commodity futures.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	6.01	4.00	2.79
MSCI All Country World Index-NR	13.65	13.37	9.25
HFRX Global Hedge Fund Index	3.93	3.66	1.87
ICE BofA U.S. 3-Month Treasury Bill Index	4.76	2.70	1.94

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 521,108,157
Holdings Count | $ / shares	886	[10]
Advisory Fees Paid, Amount	$ 8,107,491
Investment Company Portfolio Turnover	266.59%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$521,108,157
Total Number of Portfolio Holdings*	886
Total Management Fee Paid	$8,107,491
Portfolio Turnover Rate	266.59%
[10]
Holdings [Text Block]

Strategy Allocation (% of Total Net Assets)	Long Positions	Short Positions
Long Short Equity	47.0	-31.6
Relative Value	52.8	-33.1
Event Driven	7.0	-4.4
Global Macro	109.3	-182.2
Strategic Overlay	2.0	0.0
Total	218.1	-251.3

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective June 3, 2024, Lillian C. Knight and Art Vinokur were added as portfolio managers of the Fund. Effective September 30, 2024, Brooks Ritchey and Anthony Zanolla stepped down as portfolio managers of the Fund.
This is a summary of certain changes and certain planned changes to the Fund since June 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2025 at https://www.franklintempleton.com/regulatory-fund-documents or upon request at
(800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.